Accrued expenses and other liabilities - Indirect tax and duties (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Accrued expenses and other liabilities
PAYE (payroll taxes)	€ 33.1	€ 39.4	€ 31.6
Other tax (principally air passenger duty in various countries)	767.7	754.3	693.9
Total indirect tax and duties	€ 800.8	€ 793.7	€ 725.5